Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 41,740	$ 37,934	$ 121,948	$ 106,087	$ 142,519
Gross profit	17,234	14,803	52,936	41,078	55,490
Unallocated corporate expenses	(11,940)	(10,435)	(37,963)	(33,790)	(45,426)
Finance expenses, net	(1,347)	(1,072)	(4,098)	(3,883)	(1,635)
Income before taxes on income	3,947	3,296	10,875	3,405	8,429
Reportable Operating Segments [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	41,740	37,934	121,948	106,087	142,519
Reportable Operating Segments [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	37,128	31,436	110,032	86,437	115,458
Gross profit	16,259	13,989	50,825	38,574	52,116
Reportable Operating Segments [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	4,612	6,498	11,916	19,650	27,061
Gross profit	$ 975	$ 814	$ 2,111	$ 2,504	$ 3,374